Offerings - Offering: 1	Jul. 16, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 3,800,000.00
Amount of Registration Fee	$ 524.78
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $524.78 was paid in connection with the filing of the Schedule TO-I by First Trust Private Assets Fund (File No. 005-94462) on May 29, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.